Dividends Payable (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 13, 2024 USD ($) $ / shares	Nov. 13, 2024 R$ / shares	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 R$ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Dividends Payable [Line Items]
Payment of dividends rate					25.00%
Percentage of allocation for legal reserve					5.00%
Distribution of proposed dividends					$ 1,074,617	$ 458,165
Per common share value (in Dollars per share) | $ / shares					$ 0.48	$ 0.21
Interim Dividends [Member]
Dividends Payable [Line Items]
Distribution of proposed dividends	$ 358,000		$ 717,000
Per common share value (in Dollars per share) | (per share)	$ 0.16	R$ 1	$ 32	R$ 2
Distributed dividends					$ 1,070,000